Long-term debt - Schedule of Maturities on Senior Financing (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 11,261
2023	12,042
2024	12,730
2025	11,973
2026 and thereafter	8,396
Long-term debt	56,402
Other bank financing
Debt Instrument [Line Items]
2022	687
2023	0
2024	136
2025	136
2026 and thereafter	272
Long-term debt	1,231
Capital lease obligations
Debt Instrument [Line Items]
2022	517
2023	460
2024	427
2025	228
2026 and thereafter	23
Long-term debt	1,655
Term loan facilities
Debt Instrument [Line Items]
2022	10,057
2023	11,582
2024	12,167
2025	11,609
2026 and thereafter	8,101
Long-term debt	$ 53,516